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US Legal Services

Patricia A. Guerrera

Paralegal

(860) 723-2805

Fax: (860) 723-2215

Patricia.Guerrera@us.ing.com

September 12, 2006

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Attention: Filing Desk

Re:

ING Life Insurance and Annuity Company and its Variable Annuity Account C

Prospectus Title: Opportunity Plus - Multiple Option Variable Annuity Contracts

File Nos.: 33-75962* and 811-2513

Rule 497(j) Filing

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933 (the "33 Act"), this is to certify that the Supplement to the Contract Prospectus and the Statement of Additional Information contained in Post-Effective Amendment No. 45 to the Registration Statement on Form N-4 ("Amendment No. 45") for Variable Annuity Account C of ING Life Insurance and Annuity Company (the "Registrant") that would have been filed pursuant to Rule 497(c) under the 33 Act would not have differed from that contained in Amendment No. 45 which was declared effective on September 7, 2006. The text of Amendment No. 45 was filed electronically on September 7, 2006.

If you have any questions regarding this submission, please contact the undersigned or Michael Pignatella at 860-723-2239.

Sincerely,

/s/ Patricia A. Guerrera

Patricia A. Guerrera

*

Pursuant to Rule 429(a) under the Securities Act of 1933, Registrant has included a combined prospectus under this Registration Statement which includes all the information which would currently be required in a prospectus relating to the securities covered by the following earlier Registration Statement: 33-75978

Hartford Site 151 Farmington Avenue, TS31 Hartford, CT 06156-8975	ING North America Insurance Corporation